Combined Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Equity
Common units issued (units)	93,478,326	80,125,930
Subordinated units issued (units)	0	0
General partner units issued (units)	1,900,515	1,631,448